COVER LETTER

June 6, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund
(1933 Act File No. 2-39334; 1940 Act File No. 811-2244)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MML Series Investment Fund pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, dated May 1, 2019, as filed under Rule 497(e) on May 28, 2019. The purpose of this filing is to submit the 497(e) filing dated May 28, 2019 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-7138.

Very truly yours,

/s/Sadie R. Gordon

Sadie R. Gordon

Lead Counsel, Registered Retirement Products

& Mutual Funds, Massachusetts Mutual Life Insurance Company